VANECK CHINA BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic regions.
Par
(000's) Value
CORPORATE BONDS: 70.7%
Energy : 11.9%
China Petrochemical Corp.
2.00%, 08/09/29 CNY 10,000 $ 1,458,568
China Petroleum & Chemical
Corp.
3.20%, 07/27/26 CNY 5,240 762,798
2,221,366
Financials : 44.9%
Agricultural Development Bank
of China
1.66%, 01/09/35 CNY 7,360 1,046,531
2.96%, 04/17/30 CNY 2,420 368,173
3.48%, 02/04/28 CNY 3,400 509,980
Bank of Communications Co.
Ltd. Reg S
2.70%, 09/26/26 CNY 5,800 844,484
China Development Bank
2.69%, 09/11/33 CNY 4,060 623,285
3.45%, 09/20/29 CNY 4,800 737,960
3.48%, 01/08/29 CNY 4,460 679,235
3.65%, 05/21/29 CNY 1,950 300,010
3.66%, 03/01/31 CNY 1,170 185,239
3.70%, 10/20/30 CNY 4,150 654,019
4.04%, 07/06/28 CNY 4,360 666,206
China Everbright Bank Co. Ltd.
Reg S
2.72%, 09/25/26 CNY 5,800 844,496
Export-Import Bank of China
3.10%, 02/13/33 CNY 580 90,994
3.38%, 07/16/31 CNY 3,400 534,224
Par
(000’s) Value
Financials (continued)
3.74%, 11/16/30 CNY 1,740 $ 275,034
8,359,870
Utilities : 13.9%
China Huaneng Group Co. Ltd.
3.95%, 04/21/26 CNY 4,500 652,482
China Three Gorges Corp.
4.15%, 05/11/26 CNY 3,400 493,758
Guangdong Hengjian
Investment Holding Co. Ltd.
3.28%, 01/14/27 CNY 4,300 630,888
State Grid Corp. of China
2.88%, 08/30/27 CNY 5,500 810,272
2,587,400
Total Corporate Bonds
(Cost: $12,896,548) 13,168,636
GOVERNMENT OBLIGATIONS: 27.1%
China Government Bond
1.42%, 08/15/28 CNY 9,330 1,354,881
1.44%, 09/15/27 CNY 1,760 255,488
1.62%, 08/15/27 CNY 7,170 1,043,563
2.27%, 05/25/34 CNY 3,490 526,404
2.35%, 02/25/34 CNY 1,760 266,881
2.40%, 07/15/28 CNY 3,480 516,809
2.67%, 11/25/33 CNY 6,950 1,078,586
Underline
Total Government Obligations
(Cost: $4,783,925) 5,042,612
Total Investments: 97.8%
(Cost: $17,680,473) 18,211,248
Other assets less liabilities: 2.2% 415,663
NET ASSETS: 100.0% $ 18,626,911
Definitions:
CNY Chinese Yuan
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds
 *
$ — $ 13,168,636 $ — $ 13,168,636
Government Obligations
 *
— 5,042,612 — 5,042,612
Total Investments $ — $ 18,211,248 $ — $ 18,211,248